Finance leases (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of finance leases [abstract]
Finance leases
	2017				2016
	Grossinvestmentin financeleasereceivables	Futurefinanceincome	Presentvalue ofminimumleasepaymentsreceivable	Un-guaranteedresidualvalues	Grossinvestmentin financeleasereceivables	Futurefinanceincome	Presentvalue ofminimumleasepaymentsreceivable	Un-guaranteedresidualvalues
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	1,130	(91)	1,039	69	646	(37)	609	60
Over one year but not more than five years	1,750	(135)	1,615	156	986	(57)	929	132
Over five years	284	(32)	252	21	73	(4)	69	19
Total	3,164	(258)	2,906	246	1,705	(98)	1,607	211